Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders’ Equity (Tables) [Line Items]
Schedule of Warrants to Purchase Common Stock Outstanding

The following table sets forth the common stock warrant activity for the year ended December 31, 2024:

	Legacy Abpro Common
	Stock Warrants	Private Warrants	Public Warrants
Outstanding as of December 31, 2023	2,034	-	-
Expired at the Merger	(2,034)	-	-
Common stock warrants of ACAB acquired in Merger	-	461,667	500,000
Outstanding as of December 31, 2024	-	461,667	500,000

Warrant [Member]
Stockholders’ Equity (Tables) [Line Items]
Schedule of Warrants to Purchase Common Stock Outstanding

The following presents information about warrants to purchase common stock outstanding as of September 30, 2025:

		Weighted-	Average
		Average	Remaining
	Shares	Exercise Price	Contractual Life
Warrants	990,000	$114.60	4.3 years

The following presents information about warrants to purchase common stock outstanding as of December 31, 2024:

	Shares	Weighted- Average Exercise Price	Average Remaining Contractual Life
Warrants	961,667	$114.90	4.9 years